Share-based payments - Details grants Rapidfit cash settled (Detail) - Rapidfit+ plan [member]	12 Months Ended
Dec. 31, 2020 EUR (€) € / shares
Disclosure of Rapidfit+ details grants cash settled [line items]
Return dividend	0.00%
Expected volatility	50.00%
Risk-free interest rate	2.29%
Expected life | €	5.5
Exercise price (in EUR)	€ 553.92
Fair value SAR	€ 262.7